Intangible Assets (Details) - Schedule of amortization charged - Other intangible assets [member] - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Intangible Assets (Details) - Schedule of amortization charged [Line Items]
Selling and marketing expenses	$ 2,594,663
Cost of revenue (note 6)	871,663	$ 711,919
General and administrative expenses (note 8)	3,437
Total	$ 3,469,763	$ 711,919